SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 22—SUBSEQUENT EVENTS

        On February 1, 2012, IAC's Board of Directors declared a quarterly cash dividend of $0.12 per share of common and Class B common stock outstanding to be paid to stockholders of record as of the close of business on February 15, 2012, with a payment date of March 1, 2012. Based on the Company's current shares outstanding, the total amount of this dividend will be approximately $10.4 million.

        Between January 1, 2012 and January 27, 2012, IAC repurchased 1.8 million shares of common stock for aggregate consideration of $74.1 million.